Equity-based Compensation (Details) (USD $)	3 Months Ended		36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Equity-Based Compensation Details
Total cost of stock-based compensation charged against income	$ 7,950,000		$ 7,950,000
Impact on net loss per common share:
Basic and diluted	$ (0.16)